TRADE RECEIVABLES (Details 1) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Current	$ 12,149	$ 550
1 – 3 months	25,549	11,521
4 – 6 months	871	1,555
7 – 9 months	301	3,943
10 – 12 months	18	4,341
1 – 2 years		22,256
2 – 5 years		9,523
Current trade receivables	38,888	53,689
Less: impairment allowance	(24,184)	(28,698)
Total	14,704	24,991
Security Related Service And Asset Management Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current	4,088	100
1 – 3 months	3	111
4 – 6 months	3	115
7 – 9 months	3	3
10 – 12 months	3	107
1 – 2 years		679
2 – 5 years		7,227
Current trade receivables	4,100	8,342
Less: impairment allowance	(12)	(1,993)
Total	4,088	6,349
Security Related Service And Asset Management Third Parties [Member]
IfrsStatementLineItems [Line Items]
Current	2,950
1 – 3 months	1,206	10,460
4 – 6 months	868	1,440
7 – 9 months	180	3,940
10 – 12 months	15	1,440
1 – 2 years		21,577
2 – 5 years		2,296
Current trade receivables	5,219	41,153
Less: impairment allowance	(2,148)	(26,451)
Total	3,071	14,702
Trading Of Timepieces Third Parties [Member]
IfrsStatementLineItems [Line Items]
Current	5,111	450
1 – 3 months	24,340	950
4 – 6 months
7 – 9 months	118
10 – 12 months		2,794
1 – 2 years
2 – 5 years
Current trade receivables	29,569	4,194
Less: impairment allowance	(22,024)	(254)
Total	$ 7,545	$ 3,940